Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Advance payment	₩ 348,753	₩ 453,538
Prepaid expenses	181,985	145,834
Firm commitment asset	23,506	17,490
Others	62,379	14,315
Other current assets	616,623	631,177
Non-current
Long-term advance payment	21,587	21,950
Long-term prepaid expenses	92,774	41,256
Others	155,699	262,036
Other non-current assets	₩ 270,060	₩ 325,242